Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue recognized	$ 38.1	$ 89.7
Remaining performance obligations	$ 2,000.0
Remaining performance obligation, percentage (more than)	50.00%
Committed revenue backlog	$ 3,000.0	$ 3,000.0